Common and Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Authorized shares and a reconciliation of common shares issued and outstanding

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2012	2011	2010
Common shares authorized (billions)(a)	3.6	3.6	3.6
Shares issued and outstanding at beginning of
year	1,164	1,197	1,192
Repurchases of common shares	(69)	(48)	(14)
Other, primarily stock option exercises
and restricted stock awards granted	10	15	19
Shares issued and outstanding as of
December 31	1,105	1,164	1,197

  Of the common shares authorized but unissued as of December 31, 2012, approximately 80 million shares are reserved for issuance under employee stock and employee benefit plans.